Exhibit 99.11

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Series Name	2023-7
Collection Period	June 2024
Payment Date	07/22/2024
Transaction Month	8
Anticipated Redemption Date	11/20/2026
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$434,610,000.00	5.67%	11/20/2029
Class A-1b	$100,000,000.00	SOFR +0.95%	11/20/2029
Class B	$40,870,000.00	5.96%	11/20/2029
Class C	$24,520,000.00	6.21%	11/20/2029

Total	$600,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	07/15/2024
Compound SOFR for Interest Period	5.34106%
Spread over Compounded SOFR	0.95%
Note Interest Rate	6.29106%
Note Balance at the beginning of the Interest Period	$100,000,000.00
Days in the Interest Period	32
Note Monthly Interest	$559,205.33

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Series 2023-7 Available Funds and other sources of funds
Series 2023-7 Allocation Percentage x Group One Available Funds	$36,454,615.66
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$36,454,615.66

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$47.41	$47.41	$0.00	$0.00	$36,454,568.25
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$36,453,318.25
Owner Trustee Fee	$142.20	$142.20	$0.00	$0.00	$36,453,176.05
Asset Representations Reviewer Fee	$23.34	$23.34	$0.00	$0.00	$36,453,152.71
Supplemental ARR Fee	$124.40	$124.40	$0.00	$0.00	$36,453,028.31
Servicing Fee	$463,375.34	$463,375.34	$0.00	$0.00	$35,989,652.97
Class A-1a Note Interest	$2,053,532.25	$2,053,532.25	$0.00	$0.00	$33,936,120.72
Class A-1b Note Interest	$559,205.33	$559,205.33	$0.00	$0.00	$33,376,915.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,376,915.39
Class B Note Interest	$202,987.67	$202,987.67	$0.00	$0.00	$33,173,927.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,173,927.72
Class C Note Interest	$126,891.00	$126,891.00	$0.00	$0.00	$33,047,036.72
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,047,036.72
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$33,047,036.72
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,047,036.72
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$33,047,036.72
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$33,047,036.72
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$33,047,036.72
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$33,047,036.72
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$33,047,036.72
Class R Interest	$33,047,036.72	$33,047,036.72	$0.00	$0.00	$0.00

Total	$36,454,615.66	$36,454,615.66	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,053,532.25	$0.00	$0.00	$2,053,532.25
Class A-1b	$0.00	$0.00	$559,205.33	$0.00	$0.00	$559,205.33
Class B	$0.00	$0.00	$202,987.67	$0.00	$0.00	$202,987.67
Class C	$0.00	$0.00	$126,891.00	$0.00	$0.00	$126,891.00

Total	$0.00	$0.00	$2,942,616.25	$0.00	$0.00	$2,942,616.25

	Note Balance	Interest Payment per	Make-Whole Payment	Total Payment per
	per $1,000 of Notes	$1,000 of Notes	per $1,000 of Notes	$1,000 of Notes
Class A-1a	$1,000.00	$4.73	$0.00	$4.73
Class A-1b	$1,000.00	$5.59	$0.00	$5.59
Class B	$1,000.00	$4.97	$0.00	$4.97
Class C	$1,000.00	$5.18	$0.00	$5.18

Total	$1,000.00	$4.90	$0.00	$4.90

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$434,610,000.00	1.00	$434,610,000.00	1.00
Class A-1b	$100,000,000.00	1.00	$100,000,000.00	1.00
Class B	$40,870,000.00	1.00	$40,870,000.00	1.00
Class C	$24,520,000.00	1.00	$24,520,000.00	1.00

Total	$600,000,000.00	1.00	$600,000,000.00	1.00

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$300,000,000.00
Ending Principal Funding Account Limit	$300,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.